License and Prepaid Royalty - HIP (Narrative) (Details) $ in Thousands		1 Months Ended	12 Months Ended
		May 24, 2019 CAD ($) Share shares	Jul. 31, 2019 CAD ($)
License And Prepaid Royalty [Line Items]
Amortization of intangible assets	[1]		$ 117
Newstrike
License And Prepaid Royalty [Line Items]
Number of shares issued | Share		35,394,041
Newstrike | Hip Agreement
License And Prepaid Royalty [Line Items]
Term of royalty agreement		5 years
Renewal term of royalty agreement		2 years
Number of shares issued | Share		3,000,000
Initial fair value of shares issued		$ 2,655
Percentage of revenue		2.50%
Number of shares issued for future royalties payable | shares		1,000,000
Fair value of intangible assets			1,409
Newstrike | Hip Agreement | Licences
License And Prepaid Royalty [Line Items]
Fair value of intangible assets		$ 926	867
Amortization of intangible assets			$ 59
Useful life of finite life intangible assets			five-year term
Newstrike | Hip Agreement | Prepaid royalty
License And Prepaid Royalty [Line Items]
Fair value of intangible assets		$ 600	$ 542
Amortization of intangible assets			$ 58

[1]	Restated